Debt (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Conversion Right using Finite Difference Method
The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations using the following key assumptions:

Assumption	June 30, 2026	December 31, 2025
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates	Zero coupon curve based on United States Dollar Swap rates
Share Price	$3.88	$4.27
Equity Volatility	75%	70%
Dividend Yield	-%	-%
Credit Spread	18.6%	17.8%

Key inputs
Valuation Date	August 8, 2025 (date of signing)
Maturity Date	August 8, 2030
Share Price	$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE
Strike Price	$5.42/share; being 125% of the Share Price
Risk-free Rate	3.73%
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants

Key inputs
Valuation Date	June 29, 2026 (date of signing)
Maturity Date	June 29, 2031
Share Price	$3.96 (closing share price on 26 June 2026)
Strike Price	$6.25/share
Risk-free Rate	3.82%
Equity Volatility	75%, based on review of the historical volatility (rounded) of Lifezone and a group of industry peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052

Schedule of Debenture Host Debt Instrument

Debenture host debt instrument	$
As at January 1, 2025	26,235,808
Interest accrued	4,851,367
Interest paid in shares	(713,590)
Interest paid in cash	-
As at June 30, 2025	30,373,585
Interest accrued	5,449,776
Interest paid in shares	(364,379)
Interest paid in cash	(937,049)
As at December 31, 2025	34,521,933
Interest accrued	5,343,738
Interest paid in cash	(5,358,969)
As at June 30, 2026	34,506,702

Embedded derivatives	$
As at January 1, 2025	20,768,000
Fair value reassessment	(14,145,000)
As at June 30, 2025	6,623,000
Fair value reassessment	(1,470,000)
As at December 31, 2025	5,153,000
Fair value reassessment	(1,549,000)
As at June 30, 2026	3,604,000

Total convertible debentures with embedded derivatives
As at December 31, 2025	39,674,933
As at June 30, 2026	38,110,702

Schedule Of Transaction Costs

$
As at January 1, 2025 and July 1, 2025	-
Additions	20,000,000
Transaction cost and arrangement fees	(3,438,487)
Interest accrued	1,193,442
Interest and commitment fee paid in cash	(1,077,083)
As at December 31, 2025	16,677,872
Additions	21,700,000
Transaction cost	(4,730,099)
Interest accrued	2,918,133
Interest and commitment fee paid in cash	(1,730,498)
As at June 30, 2026	34,835,408

Schedule Of Warrants

$
As at January 1, 2025 and July 1, 2025	-
Additions	9,910,000
Fair value movement	1,040,000
As at December 31, 2025	10,950,000
Fair value movement	(1,060,000)
As at June 30, 2026	9,890,000